INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ (2,957)	$ (11,428)	$ (3,063)
Statutory tax rate	24.00%	25.00%	26.50%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$ 710	$ 2,857	$ 812
Income tax benefit (taxes on income) at rate other than the Israeli statutory tax rate	(869)	236	(307)
Non-deductible expenses and other permanent differences	(668)	(526)	26
Losses and timing differences for which valuation allowance was provided	(2,186)	(1,615)	(835)
Impacts related to the Act (as defined below)	(543)
Other individually immaterial income tax items	(200)	(217)	(242)
Income tax benefit (taxes on income)	$ (3,756)	$ 735	$ (546)